Victory Funds

Victory CEMP Market Neutral Income Fund

Supplement dated June 1, 2018

to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The name of the Victory CEMP Market Neutral Income Fund (“Fund”) is hereby changed to the “Victory Market Neutral Income Fund.”

2.              The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory Market Neutral Income Fund found on page 1 of the Prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)	Class A	Class C	Class I

Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.40%	1.40%	0.53%
Total Annual Fund Operating Expenses	1.25%	3.00%	1.13%
Fee Waiver/ Expense Reimbursement(3)	(0.50)%	(1.50)%	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.75%	1.50%	0.40%

(3) Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2019 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.75%, 1.50%, and 0.40% of the Fund’s Class A, Class C, and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

3.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$647	$853	$1,129	$1,914
Class C (If you sell your shares at the end of the period.)	$253	$635	$1,304	$3,096
Class C (If you do not sell your shares at the end of the period.)	$153	$635	$1,304	$3,096
Class I	$41	$210	$477	$1,240

4.              Effective June 18, 2018, references to the “CEMP Indexes” and “High-Dividend CEMP Indexes” in the section titled “Principal Investment Strategy” on page 2 are changed to “Nasdaq Victory Volatility Weighted Indexes” and “High-Dividend Nasdaq Victory Volatility Weighted Indexes,” respectively.

Effective June 18, 2018 (September 24, 2018 for the Nasdaq Victory Emerging Market 500 Volatility Weighted Index and Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index), the Nasdaq Victory Volatility Weighted Indexes are each maintained by Nasdaq, Inc. (the “Index Provider”).  The Index Provider is not affiliated with the Fund or the Fund’s investment adviser, Victory Capital Management Inc.

5.              The following replaces, in its entirety, the information under the section “Portfolio Managers” found on page 6 of the Prospectus:

Mannik Dhillon is President, VictoryShares and Solutions for the Adviser and has been a Portfolio Manager of the Fund since June 2018.

Stephen Hammers is the Chief Portfolio Strategist of VictoryShares and has been a Portfolio Manager of the Fund since its inception.

6.              The following replaces, in its entirety, the information in the section titled “Portfolio Management” found on page 12 of the Prospectus.

Mannik Dhillon, CFA and CAIA®, serves as President, VictoryShares and Solutions, for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charterholder.

Stephen Hammers, CIMA®, has been the Chief Portfolio Strategist of VictoryShares since April 2017 and a portfolio manager of the Fund since its inception. From 2015 — April 2017, Mr. Hammers was the Chief Investment Officer of CEMP, a Victory Capital investment franchise. From 2003 to 2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts they manage and any ownership interests they have in the Fund.

7.              The following is inserted added after Appendix A:

Appendix B

The Fund is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq Victory Volatility Weighted Indexes (the “Indexes”) to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Indexes which is determined, composed and calculated by NASDAQ, Inc. without regard to Licensee or the Fund. NASDAQ, Inc. has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY

LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Supplement dated June 1, 2018

to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The name of the CEMP US 500 Enhanced Volatility Wtd Index Fund (“Fund”) is hereby changed to the “Victory US 500 Enhanced Volatility Wtd Index Fund.”

2.              Effective June 18, 2018, the name of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index is changed to “Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index” (“Index”) and the name of the CEMP US Large Cap 500 Volatility Weighted Index is changed to the “Nasdaq Victory US Large Cap 500 Volatility Weighted Index” (“Reference Index”).  The Index and Reference Index are each maintained by Nasdaq, Inc. (the “Index Provider”).  The Index Provider is not affiliated with the Fund or the Fund’s investment adviser, Victory Capital Management Inc.

3.              Class R6 shares of the Fund are no longer offered for investment.

4.              The Board of Trustees of Victory Portfolios II (“Trust”) has approved closing the Fund to new investors.  Except as indicated below, only investors of the Fund as of that date will be eligible to purchase shares of the Fund. Accordingly, the following is inserted under “Purchase and Sale of Fund Shares” on page 6 of the Prospectus and above “Opening an Account” under the section titled “How to Buy Shares” on page 29 of the Fund’s Prospectus.

Closed to New Investors

As of June 1, 2018, the Fund is generally closed to new investors. The Fund will continue to be available for investment (by direct purchase or exchange) by:

•                              existing shareholders,

•                              investors that purchase shares through certain intermediaries,

•                              retirement plans that purchase shares through certain recordkeepers, and

•                              current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.

The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.

5.              The following replaces, in its entirety, the information under the section “Portfolio Managers” found on page 6 of the Prospectus.

Mannik Dhillon is President, VictoryShares and Solutions team of the Adviser and has been a Portfolio Manager of the Fund since June 2018.

Stephen Hammers is the Chief Portfolio Strategist of VictoryShares and has been a Portfolio Manager of the Fund since its inception.

6.              The following replaces, in its entirety, the information in the section titled “Portfolio Management” found on page 12 of the Prospectus.

Mannik Dhillon, CFA and CAIA®, serves as President, VictoryShares and Solutions, for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charterholder.

Stephen Hammers, CIMA®, has been the Chief Portfolio Strategist of VictoryShares since April 2017 and a portfolio manager of the Fund since its inception. From 2015 — April 2017, Mr. Hammers was the Chief Investment Officer of CEMP, a Victory Capital investment franchise. From 2003 to 2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts they manage and any ownership interests they have in the Fund.

7.              The following is inserted added after Appendix A:

Appendix B

The Fund is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Index which is determined, composed and calculated by NASDAQ, Inc. without regard to Licensee or the Fund. NASDAQ, Inc. has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

(collectively, the “Funds”)

Supplement dated June 1, 2018

to the Prospectus dated November 1, 2017 (“Prospectus”)

1.              The Funds’ underlying indexes referenced throughout this Prospectus bear the “CEMP” name.  Effective June 18, 2018, the “CEMP” name is replaced with “Nasdaq Victory” in each mention throughout this Prospectus. Together, these Nasdaq Victory indexes are referred to as the “Nasdaq Victory Volatility Weighted Indexes”.

Effective June 18, 2018 (September 24, 2018 for the Nasdaq Victory Emerging Market 500 Volatility Weighted Index and Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index), the Nasdaq Victory Volatility Weighted Indexes are each maintained by Nasdaq, Inc. (the “Index Provider”).  The Index Provider is not affiliated with the Funds or the Funds’ investment adviser, Victory Capital Management Inc.

2.              The following replaces, in its entirety, the information under the section “Portfolio Managers” on pages 4, 10, 16, 22, 26, 32, 38, 44, 49, 55, 61, and 68 of the Prospectus:

Mannik Dhillon is President, VictoryShares and Solutions of the Adviser and has been a Portfolio Manager of the Fund since June 2018.

Stephen Hammers is the Chief Portfolio Strategist of VictoryShares and has been a Portfolio Manager of the Fund since its inception.

3.              The following replaces, in its entirety, the information in the section “Portfolio Management” found on page 79 of the Prospectus:

Mannik Dhillon, CFA and CAIA®, serves as President, VictoryShares and Solutions, for the Adviser. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA charterholder.

Stephen Hammers, CIMA®, has been the Chief Portfolio Strategist of VictoryShares since April 2017 and a portfolio manager of the Fund since its inception. From 2015 — April 2017, Mr. Hammers was the Chief Investment Officer of CEMP, a Victory Capital investment franchise. From 2003 to 2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts they manage and any ownership interests they have in the Fund.

4.              The following is added after Appendix A:

Appendix B

The Funds are not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Nasdaq Victory Volatility Weighted Indexes to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Indexes which is determined, composed and calculated by NASDAQ, Inc. without regard to Licensee or the Funds. NASDAQ, Inc. has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Nasdaq Victory Volatility Weighted Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ VICTORY VOLATILITY WEIGHTED INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ VICTORY VOLATILITY WEIGHTED INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ VICTORY VOLATILITY WEIGHTED INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.